Investments - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other expenses, net
Investments
Group recorded impairment loss other expenses	¥ 19,689,373	¥ 58,005,769	¥ 78,462,371